Allowance for Loan Losses - Aging Analysis of Past Due Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 6,111	$ 7,053
Current	1,049,139	994,211
Total Loans	1,055,506	1,001,527
Past Due 90 Days and Accruing	9
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,145	4,006
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,111	870
90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,855	2,177
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	328	78
Current	135,046	124,192
Total Loans	135,462	124,402
Commercial and Agriculture [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	156	9
Commercial and Agriculture [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	20	32
Commercial and Agriculture [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	152	37
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,555	1,302
Current	159,809	166,595
Total Loans	161,364	167,897
Commercial Real Estate Owner Occupied [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	722	982
Commercial Real Estate Owner Occupied [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	553	36
Commercial Real Estate Owner Occupied [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	280	284
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	463	722
Current	395,468	347,717
Total Loans	395,931	348,439
Commercial Real Estate Non Owner Occupied [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	147	269
Commercial Real Estate Non Owner Occupied [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		330
Commercial Real Estate Non Owner Occupied [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	316	123
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,368	4,769
Current	243,772	231,438
Total Loans	247,308	236,338
Residential Real Estate [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,812	2,640
Residential Real Estate [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	507	404
Residential Real Estate [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,049	1,725
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27	8
Current	56,266	58,890
Total Loans	56,293	58,898
Real Estate Construction [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		8
Real Estate Construction [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27
Farm Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	93
Current	41,077	46,993
Total Loans	41,170	46,993
Farm Real Estate [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	93
Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	277	174
Current	17,701	18,386
Total Loans	17,978	18,560
Past Due 90 Days and Accruing	9
Consumer and Other [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	215	98
Consumer and Other [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	31	68
Consumer and Other [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	31	8
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans	256	263
Receivables Acquired with Deteriorated Credit Quality [Member] | Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans	88	132
Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans	$ 168	$ 131